Asset Retirement Obligation	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Asset Retirement Obligation

NOTE 11 ASSET RETIREMENT OBLIGATIONS

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations. Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions. These obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

During 2010 and 2009, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2010 and 2009 were as follows:

	2010	2009
(Dollars in thousands)
Balance, beginning of period	$118,742	$116,996
Additional liabilities accrued	4,757	3,935
Revisions in estimated cash outflows	(1,382)	(9,437)
Disposition of assets	(2,086)	(1,128)
Accretion expense	8,678	8,376
Balance, end of period	$128,709	$118,742